Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	5,000,000	5,000,000
Common shares, shares issued	232,770	224,100
Common shares, shares outstanding	215,784	217,035